Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
(8) Income Taxes

A summary of income tax expense/(benefit) included in the Consolidated Statements of Income follows:

(dollars in thousands)	For the year ended December 31,
	2011	2010	2009
Current tax expense:
Federal	$19,613	13,001	12,080
State	2,020	1,009	928
Total current tax expense	21,633	14,010	13,008
Deferred tax expense (benefit)	(2,336)	581	2,154
Total income tax expense	$19,297	14,591	15,162

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2011 and 2010, are as follows:

	December 31,
(dollars in thousands)	2011	2010
	Deductible temporary differences	Deductible temporary differences
Benefits and deferred
remuneration	$(3,467)	(3,337)
Difference in reporting the allowance for loan losses, net	22,389	20,390
Other income or expense not yet reported for tax purposes	2,321	2,184
Depreciable assets	(1,288)	(1,782)
Other items	1,429	1,593
Net deferred tax asset at end of year	21,384	19,048
Net deferred tax asset at beginning of year	19,048	19,629

Deferred tax expense	$(2,336)	581

Deferred tax assets are recognized subject to management's judgment that realization is more likely than not. Based primarily on the sufficiency of historical and expected future taxable income, management believes it is more likely than not that the remaining deferred tax asset of $21.4 million and $19.0 million at December 31, 2011 and 2010, respectively, will be realized.

In addition to the deferred tax items described in the preceding table, the Company has a deferred tax asset of $675 thousand and $3.7 million at December 31, 2011 and 2010, respectively, relating to the net unrealized losses on securities available for sale and a deferred tax asset and a deferred tax liability of $979 thousand and $987 thousand at December 31, 2011 and 2010, respectively, as a result of the previously unrecognized overfunded position in the Company's pension and postretirement benefit plans recorded, net of tax as an adjustment to accumulated other comprehensive income.

The effective tax rates differ from the statutory federal income tax rate. The reasons for these differences are as follows:

	For the years ended December 31,
	2011	2010	2009
Statutory federal income tax rate	35.0%	35.0	35.0

Increase/(decrease) in taxes resulting from:
Tax exempt income	(1.6)	(2.7)	(3.3)
State income tax (including alternative minimum tax), net of federal tax benefit	2.0	1.3	2.0
Other items	1.4	(0.4)	1.3
Effective income tax rate	36.8%	33.2	35.0

TrustCo adopted Financial Accounting Standards Board Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”) as of January 1, 2008 (ASC 740). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken on a tax return. As a result of the Company's adoption of FIN 48, there were no required adjustments to the Company's consolidated financial statements.

During 2011 and 2010, the Company amended various federal and state tax returns as a result of a deferred tax deduction for financial reporting purposes not being recorded for tax return purposes. Consequently, included in the balance of unrecognized tax reserves at December 31, 2011 and 2010, the Company established a reserve of $450 thousand with respect to the probability of collection.

For the years ended December 31, 2011 and 2010 the unrecognized pre-tax reserves and change in those reserves from the beginning of the year are as follows:

(dollars in thousands)

Balance January 1, 2010	$1,109

Amount paid to taxing authorities and amount reducing tax expense for the twelve-month period ended December 31, 2010	(204)

Balance December 31, 2010	905

Amount paid to taxing authorities and amount reducing tax expense for the twelve-month period ended December 31, 2011	-

Balance December 31, 2011	$905

TrustCo has implemented certain tax return positions that have not been fully recognized for financial statement purposes based upon management's evaluation of the probability of the benefit being realized. Management will reevaluate the necessity of these reserves after the affected tax returns have been subject to audit.

The Company anticipates by year-end 2013 approximately $690 thousand of the balance at December 31, 2011 of the unrecognized tax reserve will be settled with the appropriate tax authorities. Therefore during 2012 management would anticipate some reduction in the balance of these reserves.

The Company recognizes interest and/or penalties related to income tax matters in noninterest expense. For 2011, 2010, and 2009, these amounts were not material. Open Federal and New York State tax years are 2007 through 2010 and 2008 through 2010, respectively.